LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

NOTE 3 – LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

As previously reported on Form 8-K filed on August 30, 2024, on August 26, 2024, the Company received a notice from The Nasdaq Stock Market LLC (“NASDAQ”) indicating that its stockholders’ equity as reported in its Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2024 did not meet the minimum of $2,500,000 in stockholders’ equity required by NASDAQ Listing Rule 5550(b)(1) (the “Equity Rule”) for continued listing, or the alternatives of market value of listed securities or net income from continuing operations. Pursuant to the Equity Rule, the Company submitted a plan to regain compliance with the Equity Rule.

On November 13, 2024, the Company filed a Form 8-K stating that it believed it regained compliance with the Equity Rule. As disclosed herein, the Company reported stockholders’ equity of approximately $2.7 million.

NASDAQ has advised the Company that it will continue to monitor the Company’s ongoing compliance with the stockholders’ equity requirement and, if at the time of its next periodic report the Company does not evidence compliance, that it may be subject to delisting.

As of September 30, 2024, the Company had cash on hand of approximately $621,000 and deficit working capital of approximately $2,082,000 which is not sufficient to fund the Company’s planned operations through one year after the date the consolidated financial statements are issued. The Company has a recent history of recurring operating losses and decreases in working capital. These factors create substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that the Company’s audited consolidated financial statements are issued.

The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management intends to finance operations with future debt or equity financings, however, if and when such financings may occur are uncertain.

In making this assessment management performed a comprehensive analysis of the Company’s current circumstances including: its financial position, cash flow and cash usage forecasts, and obligations and debts. Although management has a recent history of successful capital raises, the analysis used to determine the Company’s ability as a going concern does not include cash sources outside the Company’s direct control that management expects to be available within the next 12 months.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

NOTE 3 – LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

As of December 31, 2023, the Company had cash on hand of approximately $6,703,000 which is not sufficient to fund the Company’s planned operations through one year after the date the consolidated financial statements are issued. The Company has a recent history of recurring operating losses and decreases in working capital. These factors create substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date that the Company’s audited consolidated financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management intends to finance operations with future debt or equity financings however, if and when such financings may occur are uncertain.

In making this assessment management performed a comprehensive analysis of the Company’s current circumstances including: its financial position, cash flow and cash usage forecasts, and obligations and debts. Although management has a recent history of successful capital raises, the analysis used to determine the Company’s ability as a going concern does not include cash sources outside the Company’s direct control that management expects to be available within the next 12 months.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

Semi Cab Inc [Member]
LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS

NOTE 2 – GOING CONCERN

The Company’s financial statements as of December 31, 2023 and 2022 have been prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. The Company has accumulated losses from 2022 to 2023 of $4,814,000. These factors among others raise substantial doubt about the ability of the company to continue as a going concern for a reasonable period of time.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking third party equity and/or debt financing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.